Financial Instruments - Options to Purchase Foreign Currency (Detail) - Foreign currency option [Member] $ in Millions	12 Months Ended
Dec. 31, 2019 MXN ($)
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Net premium paid	$ 43
0-1 year [member]
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Notional amount	107
Fair Value Asset	$ 2